Contract revenues and other operating income (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	SFr 16,232	SFr 2,296
Takeda
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	5,232	SFr 2,296
Lilly
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract revenue	SFr 11,000